Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000107817 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000107817 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000107817 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107817 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107817 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107817 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107817 [Member] | AUB Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107817 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107817 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107817 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107817 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000107817 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107817 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.30%
C000107817 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107817 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107817 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107817 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000107817 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000107817 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.60%
C000107817 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	43.80%
C000107817 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000107817 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107818 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000107818 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000107818 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107818 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107818 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107818 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107818 [Member] | AUB Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107818 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107818 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107818 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107818 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000107818 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107818 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.30%
C000107818 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107818 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107818 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107818 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000107818 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000107818 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.60%
C000107818 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	43.80%
C000107818 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000107818 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107819 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000107819 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000107819 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107819 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107819 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107819 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107819 [Member] | AUB Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107819 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107819 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107819 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107819 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000107819 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107819 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.30%
C000107819 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107819 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107819 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107819 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000107819 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000107819 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.60%
C000107819 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	43.80%
C000107819 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000107819 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107820 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000107820 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000107820 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107820 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107820 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107820 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107820 [Member] | AUB Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107820 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107820 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107820 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107820 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000107820 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107820 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.30%
C000107820 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107820 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107820 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107820 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000107820 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000107820 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.60%
C000107820 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	43.80%
C000107820 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000107820 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107821 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000107821 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000107821 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107821 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107821 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107821 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107821 [Member] | AUB Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107821 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107821 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107821 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107821 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000107821 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107821 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.30%
C000107821 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107821 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107821 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107821 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000107821 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000107821 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.60%
C000107821 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	43.80%
C000107821 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000107821 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107822 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000107822 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000107822 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107822 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107822 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107822 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107822 [Member] | AUB Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107822 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107822 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107822 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107822 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000107822 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107822 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.30%
C000107822 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107822 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107822 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107822 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000107822 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000107822 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.60%
C000107822 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	43.80%
C000107822 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000107822 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107823 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000107823 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000107823 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107823 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107823 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107823 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107823 [Member] | AUB Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107823 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107823 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107823 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107823 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000107823 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107823 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.30%
C000107823 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107823 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107823 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107823 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000107823 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000107823 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.60%
C000107823 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	43.80%
C000107823 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000107823 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107824 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000107824 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000107824 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000107824 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107824 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107824 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107824 [Member] | AUB Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107824 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000107824 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000107824 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107824 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000107824 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107824 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.30%
C000107824 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107824 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000107824 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000107824 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000107824 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000107824 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.60%
C000107824 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	43.80%
C000107824 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000107824 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000124429 [Member] | Cranswick PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000124429 [Member] | GFL Environmental Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000124429 [Member] | Wabtec Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000124429 [Member] | ICON PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000124429 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124429 [Member] | Euronext N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124429 [Member] | AUB Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000124429 [Member] | STERIS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000124429 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000124429 [Member] | Jacobs Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000124429 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000124429 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000124429 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	3.30%
C000124429 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.40%
C000124429 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000124429 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000124429 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.60%
C000124429 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000124429 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	8.60%
C000124429 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	43.80%
C000124429 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.20%
C000124429 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006517 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000006517 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	27.90%
C000006517 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000006517 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000006517 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000006517 [Member] | A 1Plus [Member]
Holdings [Line Items]
Percent of Total Investments	62.90%
C000006517 [Member] | A 1 [Member]
Holdings [Line Items]
Percent of Total Investments	37.10%
C000006517 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	73.80%
C000006517 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000160011 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160011 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160011 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160011 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160011 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160011 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160011 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160011 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160011 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160011 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160011 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000160011 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000160011 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000160011 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160011 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.40%
C000160011 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.80%
C000160011 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160011 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160011 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160011 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160011 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160011 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160012 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160012 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160012 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160012 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160012 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160012 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160012 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160012 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160012 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160012 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160012 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000160012 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000160012 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000160012 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160012 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.40%
C000160012 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.80%
C000160012 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160012 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160012 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160012 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160012 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160012 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160013 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160013 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160013 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160013 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160013 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160013 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160013 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160013 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160013 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160013 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160013 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000160013 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000160013 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000160013 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160013 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.40%
C000160013 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.80%
C000160013 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160013 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160013 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160013 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160013 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160013 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160014 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160014 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160014 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160014 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160014 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160014 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160014 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160014 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160014 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160014 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160014 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000160014 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000160014 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000160014 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160014 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.40%
C000160014 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.80%
C000160014 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160014 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160014 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160014 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160014 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160014 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160015 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160015 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160015 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160015 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160015 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160015 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160015 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160015 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160015 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160015 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160015 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000160015 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000160015 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000160015 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160015 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.40%
C000160015 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.80%
C000160015 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160015 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160015 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160015 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160015 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160015 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160016 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160016 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160016 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160016 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160016 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160016 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160016 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160016 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160016 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160016 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160016 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000160016 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000160016 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000160016 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160016 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.40%
C000160016 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.80%
C000160016 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160016 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160016 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160016 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160016 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160016 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160017 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160017 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160017 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160017 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160017 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160017 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160017 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160017 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160017 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160017 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160017 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000160017 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000160017 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000160017 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160017 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.40%
C000160017 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.80%
C000160017 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160017 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160017 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160017 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160017 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160017 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160018 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160018 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160018 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160018 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160018 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160018 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160018 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160018 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160018 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160018 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160018 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000160018 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000160018 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000160018 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160018 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.40%
C000160018 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.80%
C000160018 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160018 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160018 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160018 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160018 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160018 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160019 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160019 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160019 [Member] | KDDI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160019 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160019 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160019 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160019 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160019 [Member] | Sanofi [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160019 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000160019 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160019 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000160019 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000160019 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.60%
C000160019 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.30%
C000160019 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.40%
C000160019 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	14.80%
C000160019 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160019 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.80%
C000160019 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.30%
C000160019 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.90%
C000160019 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.20%
C000160019 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006504 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006504 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006504 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006504 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006504 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006504 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006504 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006504 [Member] | Gartner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006504 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006504 [Member] | Wolters Kluwer N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006504 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006504 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006504 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006504 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000006504 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000006504 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006504 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006504 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006504 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006504 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006504 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006504 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006504 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006509 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006509 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006509 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006509 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006509 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006509 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006509 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006509 [Member] | Gartner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006509 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006509 [Member] | Wolters Kluwer N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006509 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006509 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006509 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006509 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000006509 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000006509 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006509 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006509 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006509 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006509 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006509 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006509 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006509 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006510 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006510 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006510 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006510 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006510 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006510 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006510 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006510 [Member] | Gartner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006510 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006510 [Member] | Wolters Kluwer N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006510 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006510 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006510 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006510 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000006510 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000006510 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006510 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006510 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006510 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006510 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006510 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006510 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006510 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006511 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006511 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006511 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006511 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006511 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006511 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006511 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006511 [Member] | Gartner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006511 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006511 [Member] | Wolters Kluwer N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006511 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006511 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006511 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006511 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000006511 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000006511 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006511 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006511 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006511 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006511 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006511 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006511 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006511 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006513 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006513 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006513 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006513 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006513 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006513 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006513 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006513 [Member] | Gartner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006513 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006513 [Member] | Wolters Kluwer N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006513 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006513 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006513 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006513 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000006513 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000006513 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006513 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006513 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006513 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006513 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006513 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006513 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006513 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006515 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006515 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006515 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006515 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006515 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006515 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006515 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006515 [Member] | Gartner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006515 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006515 [Member] | Wolters Kluwer N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006515 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006515 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006515 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006515 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000006515 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000006515 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006515 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006515 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006515 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006515 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006515 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006515 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006515 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006516 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006516 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006516 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006516 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006516 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006516 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006516 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006516 [Member] | Gartner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006516 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006516 [Member] | Wolters Kluwer N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006516 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006516 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006516 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006516 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000006516 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000006516 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006516 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006516 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006516 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006516 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006516 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006516 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006516 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006505 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006505 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006505 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006505 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006505 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006505 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006505 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006505 [Member] | Gartner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006505 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006505 [Member] | Wolters Kluwer N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006505 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000006505 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000006505 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006505 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000006505 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000006505 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000006505 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000006505 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000006505 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000006505 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000006505 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000006505 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000006505 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000124428 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000124428 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000124428 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000124428 [Member] | Bright Horizons Family Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000124428 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000124428 [Member] | MSCI Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000124428 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000124428 [Member] | Gartner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000124428 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000124428 [Member] | Wolters Kluwer N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000124428 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000124428 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000124428 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000124428 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000124428 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
C000124428 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000124428 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000124428 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000124428 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000124428 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000124428 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000124428 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000124428 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159993 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159993 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000159993 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000159993 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000159993 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159993 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159993 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159993 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159993 [Member] | Petrobras [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159993 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000159993 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000159993 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.40%
C000159993 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.70%
C000159993 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.90%
C000159993 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.80%
C000159993 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159993 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000159993 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.60%
C000159993 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.20%
C000159993 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159993 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000159993 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159994 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159994 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000159994 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000159994 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000159994 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159994 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159994 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159994 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159994 [Member] | Petrobras [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159994 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000159994 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000159994 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.40%
C000159994 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.70%
C000159994 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.90%
C000159994 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.80%
C000159994 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159994 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000159994 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.60%
C000159994 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.20%
C000159994 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159994 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000159994 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159995 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159995 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000159995 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000159995 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000159995 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159995 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159995 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159995 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159995 [Member] | Petrobras [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159995 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000159995 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000159995 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.40%
C000159995 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.70%
C000159995 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.90%
C000159995 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.80%
C000159995 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159995 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000159995 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.60%
C000159995 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.20%
C000159995 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159995 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000159995 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159996 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159996 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000159996 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000159996 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000159996 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159996 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159996 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159996 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159996 [Member] | Petrobras [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159996 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000159996 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000159996 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.40%
C000159996 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.70%
C000159996 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.90%
C000159996 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.80%
C000159996 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159996 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000159996 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.60%
C000159996 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.20%
C000159996 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159996 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000159996 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159997 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159997 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000159997 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000159997 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000159997 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159997 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159997 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159997 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159997 [Member] | Petrobras [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159997 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000159997 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000159997 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.40%
C000159997 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.70%
C000159997 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.90%
C000159997 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.80%
C000159997 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159997 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000159997 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.60%
C000159997 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.20%
C000159997 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159997 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000159997 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159998 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159998 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000159998 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000159998 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000159998 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159998 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159998 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159998 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159998 [Member] | Petrobras [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159998 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000159998 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000159998 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.40%
C000159998 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.70%
C000159998 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.90%
C000159998 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.80%
C000159998 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159998 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000159998 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.60%
C000159998 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.20%
C000159998 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159998 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000159998 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000159999 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159999 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000159999 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000159999 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000159999 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159999 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000159999 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000159999 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159999 [Member] | Petrobras [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159999 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000159999 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000159999 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.40%
C000159999 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.70%
C000159999 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.90%
C000159999 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.80%
C000159999 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000159999 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000159999 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.60%
C000159999 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.20%
C000159999 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.90%
C000159999 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000159999 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160000 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160000 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000160000 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000160000 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000160000 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160000 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160000 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160000 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160000 [Member] | Petrobras [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160000 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160000 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000160000 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160000 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.70%
C000160000 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.90%
C000160000 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.80%
C000160000 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160000 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160000 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.60%
C000160000 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160000 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160000 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000160000 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160001 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160001 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000160001 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000160001 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000160001 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160001 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160001 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160001 [Member] | Mahindra And Mahindra Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160001 [Member] | Petrobras [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160001 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160001 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000160001 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.40%
C000160001 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	24.70%
C000160001 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.90%
C000160001 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.80%
C000160001 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160001 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160001 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	18.60%
C000160001 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160001 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	2.90%
C000160001 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000160001 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%